Trade payables (Details) - ARS ($) $ in Millions		12 Months Ended	24 Months Ended
		Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total non current		$ 920		$ 1,287
Total Current		179,809		148,391
Payment obligations		24,174	$ 57,159
Customer guarantees member
IfrsStatementLineItems [Line Items]
Total non current		604		716
Customer contributions member
IfrsStatementLineItems [Line Items]
Total non current		316		571
Total Current		34		63
Payables for purchase of electricity member
IfrsStatementLineItems [Line Items]
Total Current	[1]	142,687		112,239
Provision for unbilled electricity purchases member
IfrsStatementLineItems [Line Items]
Total Current		23,386		18,466
Suppliers member
IfrsStatementLineItems [Line Items]
Total Current		12,915		16,639
Related parties [member]
IfrsStatementLineItems [Line Items]
Total Current		205
Advance to customer member
IfrsStatementLineItems [Line Items]
Total Current		581		912
Discounts to customers member
IfrsStatementLineItems [Line Items]
Total Current		$ 1		$ 72

[1]	As of December 31, 2022 are disclosed net of the credits recognized by the SE under the Memorandum of Agreement on the Regularization of Payment Obligations for $ 24,174 (Note 2.c).